FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended JUNE 30, 2011
                                              ============


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		JULY 7, 2011
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting manager are reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
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FORM 13F INFORMATION TABLE TOTAL:	28 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 386,388.356 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                    COL     COL       COL       COL             COL  COL COL
1                      2       3         4         5               6    7   8
________________________________________________________________________________
                       Title of ID        Value    Share   SH/PUT  Inv  Oth Vote
Name of Issuer         Class   CUSIP     (x$1000)    No.  PRN/CALL Disc Mgr Auth
________________________________________________________________________________
APPLE INC              Com Shr 037833100   26853.6  80,000   SH    YES None Sole
ABERCROMBIE/FITCH -CLA Com Shr 002896207 26145.644 390,700   SH    YES None Sole
BANK OF AMERICA CORP   Com Shr 060505104  2740     250,000   SH    YES None Sole
BB&T CORP              Com Shr 054937107 14762     550,000   SH    YES None Sole
CHUBB CORP             Com Shr 171232101 11858.334 189,400   SH    YES None Sole
COLGATE-PALMOLIVE CO   Com Shr 194162103 21030.846 240,600   SH    YES None Sole
CAPITAL ONE FINAN CORP Com Shr 14040H105 17567.8   340,000   SH    YES None Sole
COACH INC              Com Shr 189754104 11053.497 172,900   SH    YES None Sole
DOLLAR TREE INC        Com Shr 256746108  8494.05  127,500   SH    YES None Sole
ESTEE LAUDER -CL A     Com Shr 518439104 29968.631 284,900   SH    YES None Sole
FIFTH THIRD BANCORP    Com Shr 316773100  4781.25  375,000   SH    YES None Sole
GOOGLE INC-CL A        Com Shr 38259P508 11798.654  23,300   SH    YES None Sole
HJ HEINZ CO            Com Shr 423074103 18296.352 343,400   SH    YES None Sole
COCA-COLA CO/THE       Com Shr 191216100 24587.766 365,400   SH    YES None Sole
MCDONALD'S CORP        Com Shr 580135101 26535.504 314,700   SH    YES None Sole
3M CO                  Com Shr 88579Y101  5795.335  61,100   SH    YES None Sole
NIKE INC -CL B         Com Shr 654106103  9159.964 101,800   SH    YES None Sole
NU SKIN ENTERPRISES- A Com Shr 67018T105  8636.5   230,000   SH    YES None Sole
PEPSICO INC            Com Shr 713448108 15501.643 220,100   SH    YES None Sole
PROCTER & GAMBLE CO    Com Shr 742718109 10202.985 160,500   SH    YES None Sole
PNC FINANCIAL SERVS    Com Shr 693475105 11325.9   190,000   SH    YES None Sole
PARTNERRE LTD          Com Shr G6852T105  8723.295 126,700   SH    YES None Sole
STARBUCKS CORP         Com Shr 855244109  1184.7    30,000   SH    YES None Sole
TIFFANY & CO           Com Shr 886547108 16002.376 203,800   SH    YES None Sole
TJX COMPANIES INC      Com Shr 872540109 15464.832 294,400   SH    YES None Sole
WELLS FARGO & CO       Com Shr 949746101 14824.098 528,300   SH    YES None Sole
YUM! BRANDS INC        Com Shr 988498101 12152.8   220,000   SH    YES None Sole
QUIKSILVER INC         Com Shr 74838C106   940     200,000   SH    YES None Sole